Real Estate Properties - Schedule of Joint Ventures (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) ft² building joint_venture property	Oct. 02, 2017	Dec. 31, 2016 ft²
Real Estate [Line Items]
Number of joint ventures | joint_venture	2
Square Feet (in square feet) | ft²			830,185
Unconsolidated Joint Ventures
Real Estate [Line Items]
Number of properties owned | property	2
Investment at carrying value	$ 50,202
Number of Buildings | building	3
Square Feet (in square feet) | ft²	443,867
Interest rate (as a percent)	3.93%
Principal Balance	$ 82,000
Unamortized basis difference	8,933
Unconsolidated Joint Ventures | Prosperity Metro Plaza
Real Estate [Line Items]
GOV Ownership		51.00%
Investment at carrying value	$ 27,888
Number of Buildings | building	2
Square Feet (in square feet) | ft²	328,456
Interest rate (as a percent)	4.09%
Principal Balance	$ 50,000
Unconsolidated Joint Ventures | 1750 H Street, NW
Real Estate [Line Items]
GOV Ownership		50.00%
Investment at carrying value	$ 22,314
Number of Buildings | building	1
Square Feet (in square feet) | ft²	115,411
Interest rate (as a percent)	3.69%
Principal Balance	$ 32,000